[PHOTO OF L. ROY PAPP]

                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                                 A No-Load Fund

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2001

                                                   Managed by:
                                                   L. Roy Papp & Associates, LLP
                                                   6225 North 24th Street
                                                   Suite 150
                                                   Phoenix, AZ  85016
                                                   602-956-1115
                                                   800-421-4004
                                                   E-mail: invest@roypapp.com
                                                   Web: http://www.roypapp.com

                       Papp America-Pacific Rim Fund, Inc.

Dear Fellow Shareholders:

Our Fund, along with most other growth oriented mutual funds, had a difficult first half of 2001. We were down 11.57 %, which compares with the Morgan Stanley World Index which was down 11.17% and the Standard & Poor's 500 Stock Index which was down 6.70%. Over the longer-term, however, the news is quite a bit better. Since March 14, 1997, the date on which the Fund was first offered to the public, and ending June 30, 2001 we are plus 73.62% while the World Index is up 34.78% and the S & P 500 Stock Index is up 63.90%.

There are several reasons why our Fund has had a difficult one and one-half years. As you know, and as our name implies, we invest in mainly American multi-national companies. A number of our portfolio companies were unduly optimistic about their earnings growth. Most investors relied on their estimates of earnings and bid the price of their stocks to very high levels. This belief, coupled with the belief that economic activity would remain at very high levels, created a dangerous situation which came to pass when a slowdown occurred. As a result, many fine companies have revised their earnings estimates downward, not once but several times. My writing here has been about the well-financed, high quality companies. Many, if not most, of the poor quality, dot.com companies are already out of business and their employees and executives are out of work.

Nevertheless, there are a number of hopeful signs. The Federal Reserve, under Chairman Greenspan, has acted very forcefully and has reduced interest rates six times in the recent past. Oil prices have in fact come down although any experts believed they would not. If history is to be believed, these factors will begin to affect the economy in about six months. The tax cut will be beneficial to the entire economy because in large part it will be spent on goods and services. And finally, by the end of the year earnings comparisons will begin to look better and stock prices should rise from their currently depressed levels.

We remain committed to the purchase and retention of high quality, well-financed companies that can absorb the unpleasant times we are now experiencing. These companies, particularly those emphasizing technology, are survivors and in our opinion will fully participate in the recovery soon to come.

                                        Warmest regards,


                                        L. Roy Papp, Chairman
                                        August 1, 2001

                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                                                       Number          Fair
                            Common Stocks                             of Shares        Value
-----------------------------------------------------------------     ---------     ----------
Financial Services (14.3%)
   American International Group
      (Major international insurance holding company)                   11,000      $  946,000
   General Electric Company
      (Diversified financial and industrial company)                    11,500         560,625
   State Street Corporation
      (Provider of U.S. and global securities custodial services)       14,000         692,860
                                                                                    ----------
                                                                                     2,199,485
                                                                                    ----------
Pharmaceutical (11.6%)
   Eli Lilly & Company
      (Prescription pharmaceuticals)                                    12,000         888,000
   Pfizer, Inc.
     (Prescription pharmaceuticals)                                     22,500         901,125
                                                                                    ----------
                                                                                     1,789,125
                                                                                    ----------
Industrial Services (11.5%)
   Expeditors International of Washington, Inc.
      (International air freight forwarding)                            17,000       1,019,983
   Interpublic Group of Companies, Inc.
      (Worldwide advertising agencies)                                  25,500         748,425
                                                                                    ----------
                                                                                     1,768,408
                                                                                    ----------
Medical Products (10.7%)
   Medtronic, Inc.
      (Manufacturer of implantable biomedical devices)                  18,000         828,180
   Stryker Corporation
      (Developer and manufacturer of surgical and medical devices)      15,000         822,750
                                                                                    ----------
                                                                                     1,650,930
                                                                                    ----------
Electronic Equipment (9.2%)
   American Power Conversion *
      (Leading producer of uninterruptible power supply products)       33,000         519,750
    Molex, Inc.
      (Supplier of interconnection products)                            30,000         894,600
                                                                                    ----------
                                                                                     1,414,350
                                                                                    ----------
Semiconductors & Equipment (7.4%)
   Applied Materials, Inc.*
      (Leading developer, manufacturer, and marketer of
      semiconductor manufacturing systems)                               9,500         466,450
   Intel Corporation
      (Manufacturer of microprocessors, microcontrollers,
      and memory chips)                                                 17,000         497,250
   Texas Instruments, Inc.
      (Leading producer of digital signal processors and analog
      semiconductors)                                                    5,500         173,250
                                                                                    ----------
                                                                                     1,136,950
                                                                                    ----------

*Non-income producing security

    The accompanying notes are an integral part of this financial statement.

                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                                                          Number         Fair
                            Common Stocks (continued)                   of Shares        Value
---------------------------------------------------------------------   ---------     -----------
Telecommunications (6.3%)
   Cisco Systems, Inc. *
      (Leading supplier of computer internetworking systems)              21,200      $   385,840
   L. M. Ericsson Telephone AB
      (Leading manufacturer of wireless infrastructure and handsets)      47,000          254,740
   Nokia Corporation
      (Leading manufacturer of wireless handsets)                         15,500          341,620
                                                                                      -----------
                                                                                          982,200
                                                                                      -----------
Software (5.2%)
    Microsoft Corporation*
       (Personal computer software)                                       11,000          798,600
                                                                                      -----------
Computer Equipment (4.9%)
   Hewlett-Packard Company
      (Manufacturer of printers, computers, and supplies)                 14,400          411,840
   International Business Machines Corporation
      (Global provider of information technology, hardware,
      software, and services)                                              3,000          339,000
                                                                                      -----------
                                                                                          750,840
                                                                                      -----------
Consumer Products (4.8%)
    Clorox Company
      (Manufacturer of bleach and other consumer products)                22,000          744,700
                                                                                      -----------
Instruments & Testing (4.6%)
   Agilent Technologies, Inc.*
      (Designs and manufactures test and measurement systems for the
      electronics and healthcare industries)                               7,046          228,995
   National Instruments Corporation *
      (Supplier of computer based instrumentation products)               15,000          486,750
                                                                                      -----------
                                                                                          715,745
                                                                                      -----------
Restaurants (4.2%)
    McDonald's Corporation
      (Fast food restaurants and franchising)                             24,000          649,440
                                                                                      -----------
Investment Management (3.9%)
    T. Rowe Price Associates, Inc.
       (No-load mutual fund company)                                      16,000          598,240
                                                                                      -----------

Total Common Stocks - 98.6%                                                            15,199,013
Cash and Other Assets, Less Liabilities - 1.4%                                            213,641
                                                                                      -----------
Net Assets - 100.0%                                                                   $15,412,654
                                                                                      ===========

Net Asset Value Per Share
(Based on 964,357 shares outstanding at June 30, 2001)                                $     15.98
                                                                                      ===========

*Non-income producing security

    The accompanying notes are an integral part of this financial statement.

                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2001
                                   (Unaudited)

                                     ASSETS

Investment in securities at fair value (original cost
   $11,540,574 at June 30, 2001) (Note 1)                          $ 15,199,013
Cash                                                                    264,687
Dividends and interest receivable                                         6,823
                                                                   ------------
         Total assets                                              $ 15,470,523
                                                                   ============

                                   LIABILITIES

Accrued expenses                                                   $     57,869
                                                                   ============

                                   NET ASSETS

Paid-in capital                                                    $ 11,973,849
Accumulated undistributed net realized gain
   on sale of investments                                                98,099
Accumulated undistributed net investment loss                          (317,733)
Net unrealized gain on investments                                    3,658,439
                                                                   ------------
         Net assets applicable to Fund shares outstanding          $ 15,412,654
                                                                   ============

Fund shares outstanding                                                 964,357
                                                                   ============

Net Asset Value Per Share (net assets/shares
   outstanding)                                                    $      15.98
                                                                   ============

    The accompanying notes are an integral part of this financial statement.

                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                   (Unaudited)

INVESTMENT INCOME:
   Dividends                                                        $    51,668
   Interest                                                               7,655
   Foreign taxes withheld                                                  (861)
                                                                    -----------
            Total investment income                                      58,462
                                                                    -----------

EXPENSES:
   Management fee (Note 3)                                               79,869
   Filing fees                                                           19,815
   Legal fees                                                             9,172
   Auditing fees                                                          5,250
   Directors' attendance fees                                             2,700
   Printing and postage fees                                              1,652
   Transfer agent fees (Note 3)                                           1,416
   Custodial fees                                                         1,362
   Other fees                                                               600
                                                                    -----------
            Total expenses                                              121,836
                                                                    -----------

Less fees waived by adviser (Note 3)                                    (22,000)
                                                                    -----------
            Net expenses                                                 99,836
                                                                    -----------

Net investment loss                                                     (41,374)
                                                                    -----------

REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Proceeds from sales of securities                                    762,979
   Cost of securities sold                                             (664,880)
                                                                    -----------
   Net realized gain on investments sold                                 98,099

Net change in unrealized gain on investments                         (2,110,518)
                                                                    -----------

Net realized and unrealized gain/(loss) on investments               (2,012,419)
                                                                    -----------

DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   $(2,053,793)
                                                                    ===========

    The accompanying notes are an integral part of this financial statement.

                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE SIX MONTHS ENDED JUNE 30, 2001 AND
                        THE YEAR ENDED DECEMBER 31, 2000
                                   (Unaudited)

                                                                 2001               2000
                                                             ------------       ------------
FROM OPERATIONS:
   Net investment loss                                       $    (41,374)      $   (116,944)
   Net realized gain on investments sold                           98,099          1,621,001
   Net change in unrealized gain on investments                (2,110,518)        (1,580,984)
                                                             ------------       ------------

            Decrease in net assets resulting
              from operations                                  (2,053,793)           (76,927)
                                                             ------------       ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investment securities sold                     --         (1,591,780)
                                                             ------------       ------------

            Decrease in net assets resulting from
              distributions to shareholders                            --         (1,591,780)
                                                             ------------       ------------

FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                                   785,374          9,374,005
   Net asset value of shares issued to shareholders in
     reinvestment of net realized gain on investment
     securities sold                                                   --          1,428,315
   Payments for redemption of shares                             (955,529)        (7,975,711)
                                                             ------------       ------------

            (Decrease)/increase in net assets resulting
              from shareholder transactions                      (170,155)         2,826,609
                                                             ------------       ------------

Total (decrease)/ increase in net assets                       (2,223,948)         1,157,902

Net assets at beginning of the period                          17,636,602         16,478,700
                                                             ------------       ------------

Net assets at end of period                                  $ 15,412,654       $ 17,636,602
                                                             ============       ============

   The accompanying notes are an integral part of these financial statements.

                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES:

Papp America-Pacific Rim Fund, Inc. (the Fund) was incorporated on December 18, 1996, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on March 14, 1997. The Fund invests with the objective of long-term capital growth in the common stocks of companies that have substantial international activities, particularly in the Pacific Rim nations.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

      Investment in Securities

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

      Net Asset Value, Orders, and Redemptions

The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading.

      Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code, which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

(2) DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

On June 28, 2000, a distribution was declared from net realized long-term capital gains of approximately $1.81 a share aggregating $1,591,780. The distribution was paid on June 30, 2000, to shareholders of record on June 28, 2000.

(3) TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates (Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. The Fund incurred fees of $1,416 and $3,764 in 2001 and 2000, respectively, from the manager for providing shareholder and transfer agent services. A management fee expense reimbursement of $22,000 and $12,415 was required in 2001 and 2000, respectively.

The Fund's independent directors receive $450 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

(4) PURCHASES AND SALES OF SECURITIES:

For the six months ended June 30, 2001 and the year ended December 31, 2000, investment transactions excluding short-term investments were as follows:

                                                   2001                  2000
                                                 --------             ----------

Purchases at cost                                $688,966             $6,052,302
Sales                                             762,979              5,227,506

(5) CAPITAL SHARE TRANSACTIONS:

At June 30, 2001, there were 5,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:

                                                    Proceeds            Shares
                                                  -----------          --------
Six months ended June 30, 2001
Shares issued                                     $   785,374            46,117
Distributions reinvested                                   --                --
Shares redeemed                                      (955,529)          (57,634)
                                                  -----------          --------
            Net decrease                          $  (170,155)          (11,517)
                                                  ===========          ========

Year ended December 31, 2000
Shares issued                                     $ 9,374,005           444,266
Distributions reinvested                            1,428,315            67,468
Shares redeemed                                    (7,975,711)         (383,527)
                                                  -----------          --------
            Net increase                          $ 2,826,609           128,207
                                                  ===========          ========

(6) UNREALIZED APPRECIATION:

Unrealized appreciation of portfolio securities for both financial statement and federal income tax purposes is as follows:

                                                    2001               2000
                                                ------------       ------------

Fair value                                      $ 15,199,013       $ 17,285,444
Original cost                                    (11,540,574)       (11,516,487)
                                                ------------       ------------
            Net unrealized appreciation         $  3,658,439       $  5,768,957
                                                ============       ============

As of June 30, 2001, gross unrealized gains on investments in which fair market value exceeded cost totaled $4,533,806 and gross unrealized losses on investments in which cost exceeded fair value totaled $875,367.

As of December 31, 2000, gross unrealized gains on investments in which fair value exceeded cost totaled $6,467,067 and gross unrealized losses on investments in which cost exceeded fair value totaled $698,110.

(7) SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the weighted average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the period, divided by the weighted average of the daily net assets of the Fund.

                                           Six months                                                                 Period Ended
                                             Ended                        Years ended December 31,                    December 31,
                                         June 30, 2001          2000               1999               1998               1997(A)
                                         -------------       -----------        -----------        -----------        ------------
Net asset value, beginning
  of period                              $     18.07         $     19.44        $     15.57        $     12.10        $     10.00
Income from operations:
     Net investment loss                       (0.05)              (0.09)             (0.12)             (0.06)                --
     Net realized and unrealized
       gain/(loss) on investments              (2.04)               0.53               3.99               3.53               2.11
                                         -----------         -----------        -----------        -----------        -----------

          Total from operations                (2.09)               0.44               3.87               3.47               2.11

Less Distributions:
   Dividend from investment income                --                  --                 --                 --                 --
   Distribution of net realized gain              --               (1.81)                --                 --              (0.01)
                                         -----------         -----------        -----------        -----------        -----------

          Total distributions                     --               (1.81)                --                 --              (0.01)

Net asset value, end of period           $     15.98         $     18.07        $     19.44        $     15.57        $     12.10
                                         ===========         ===========        ===========        ===========        ===========

          Total return                       -11.57%               0.90%             24.86%             28.68%             21.11%
                                         ===========         ===========        ===========        ===========        ===========

Ratios/Supplemental Data:
   Net assets, end of period             $15,412,654         $17,636,602        $16,478,700        $14,705,830        $13,741,389
   Expenses to average net assets (B)          1.25%*              1.25%              1.25%              1.25%              1.25%*
   Investment income to
     average net assets (C)                    0.72%*              0.63%              0.58%              0.79%              1.30%*
   Portfolio turnover rate                     8.61%*             28.33%             17.52%             13.73%             14.30%*

*     Annualized

(A)   From the date of commencement of operations (March 14, 1997).
(B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.50%, 1.32%, 1.39%, 1.41% and 1.55%, for the periods ended June 30, 2001 and
      December 31, 2000, 1999, 1998 and 1997, respectively.
(C) Computed giving effect to investment adviser's expense limitation undertaking.

                       PAPP AMERICA-PACIFIC RIM FUND, INC.

                                    Directors

James K. Ballinger                                       L. Roy Papp
Amy S. Clague                                            Harry A. Papp
Robert L. Mueller                                        Rosellen C. Papp
Carolyn P. O'Malley                                      Bruce C. Williams

                                    Officers

Chairman - L. Roy Papp                                 President - Harry A. Papp

                                 Vice Presidents

Russell A. Biehl                                         Julie A. Hein
Victoria S. Cavallero                                    Robert L. Mueller
George D. Clark, Jr.                                     Rosellen C. Papp
Jane E. Couperus                                         John L. Stull
Jeffrey N. Edwards

                          Secretary - Robert L. Mueller
                          Treasurer - Rosellen C. Papp
                       Assistant Treasurer - Julie A. Hein

                               Investment Adviser

                          L. Roy Papp & Associates, LLP
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                           E-mail: invest@roypapp.com
                           Web: http://www.roypapp.com

                                    Custodian

                                  Compass Bank
                          7335 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                     Shareholder Services and Transfer Agent

                          L. Roy Papp & Associates, LLP
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                    Telephone: (602) 956-1115, (800) 421-4004

                         Independent Public Accountants

                               Arthur Andersen LLP
                        501 North 44th Street, Suite 300
                             Phoenix, Arizona 85008

                                  Legal Counsel

                             Bell, Boyd & Lloyd LLC
                             70 West Madison Street
                             Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.